OPTIONS AND NONVESTED SHARES (Details) - USD ($) shares in Millions	1 Months Ended	12 Months Ended
	May 09, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees [Member]
Warrants and Options Disclosure [Line Items]
Shares available for issuance		4 years
General and Administrative Expense [Member]
Warrants and Options Disclosure [Line Items]
Stock compensation expense with respect to stock options		$ 0	$ 0	$ 0
Stock compensation expense with respect to nonvested shares		$ 22,317,649	$ 23,130,570	$ 33,903,283
Minimum [Member] | Director [Member]
Warrants and Options Disclosure [Line Items]
Shares available for issuance		1 year
Maximum [Member] | Director [Member]
Warrants and Options Disclosure [Line Items]
Shares available for issuance		2 years
2008 Equity Incentive Plan [Member]
Warrants and Options Disclosure [Line Items]
Number of ordinary shares issued	5
Stock Incentive Option Granted Percentage	10.00%
Fair Value Market Exercise Price Percentage	110.00%
Options granted terms	10 years